Non-Controlling Interests - Summary of Financial Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of subsidiaries [line items]
Non-current assets	€ 15,677,699	€ 14,861,087	[1]	€ 16,538,860	[1]
Current assets	5,727,542	6,131,016	[1]	4,690,724	[1]
Non-current liabilities	(10,642,070)	(11,152,965)	[1]	(11,234,179)	[1]
Current liabilities	(2,156,146)	(2,325,443)	[1]	(2,019,276)	[1]
Equity	8,607,025	7,513,695	[1]	7,976,129	[1]	€ 6,858,689
Non-controlling interests	2,723,298	2,145,319	[1]	2,327,606	[1]
Net revenue	7,212,382	6,591,977	[1]	6,063,967	[1]
Consolidated net profit	212,806	163,672	[1]	247,902	[1]
Consolidated net income	55,886	121,354	[1]	62,867	[1]
Total
Disclosure of subsidiaries [line items]
Non-current assets	7,226,171	6,828,749
Current assets	1,179,539	1,119,958
Non-current liabilities	(994,634)	(938,823)
Current liabilities	(863,294)	(853,757)
Total Consolidated Equity (except for intercompany eliminations)	5,888,565	5,655,475
Non-controlling interests	2,705,071	2,105,610
Net revenue	1,731,736	1,734,182
Consolidated net profit	60,157	141,319
Consolidated net income	€ 52,847	€ 111,337
Biotest AG
Disclosure of subsidiaries [line items]
% Non-controlling Interest	29.80%	29.80%
Non-controlling interests	€ 329,552	€ 357,010
Consolidated net income	(28,685)	(21,161)
Biotest AG | Biotest AG
Disclosure of subsidiaries [line items]
Non-current assets	2,129,723	2,151,817
Current assets	779,584	695,652
Non-current liabilities	(539,279)	(537,781)
Current liabilities	(656,572)	(650,627)
Total Consolidated Equity (except for intercompany eliminations)	1,105,139	1,197,218
Net revenue	726,317	684,521
Consolidated net profit	€ (96,194)	€ (70,962)
GDS Group
Disclosure of subsidiaries [line items]
% Non-controlling Interest	45.00%	33.20%
Non-controlling interests	€ 1,970,106	€ 1,347,323
Consolidated net income	47,619	39,670
GDS Group | GDS Group
Disclosure of subsidiaries [line items]
Non-current assets	4,626,938	4,216,198
Current assets	253,256	273,576
Non-current liabilities	(367,987)	(323,673)
Current liabilities	(134,193)	(109,121)
Total Consolidated Equity (except for intercompany eliminations)	4,378,013	4,056,980
Net revenue	578,000	605,851
Consolidated net profit	€ 122,440	€ 119,453
Haema AG
Disclosure of subsidiaries [line items]
% Non-controlling Interest	100.00%	100.00%
Non-controlling interests	€ 259,811	€ 253,620
Consolidated net income	6,191	24,936
Haema AG | Haema AG
Disclosure of subsidiaries [line items]
Non-current assets	229,931	232,428
Current assets	120,724	127,726
Non-current liabilities	(33,986)	(28,859)
Current liabilities	(50,293)	(74,680)
Total Consolidated Equity (except for intercompany eliminations)	259,811	253,620
Net revenue	203,664	194,892
Consolidated net profit	€ 6,191	€ 24,936
BPC Plasma, Inc
Disclosure of subsidiaries [line items]
% Non-controlling Interest	100.00%	100.00%
Non-controlling interests	€ 145,602	€ 147,657
Consolidated net income	27,722	67,892
BPC Plasma, Inc | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Non-current assets	239,579	228,306
Current assets	25,975	23,004
Non-current liabilities	(53,382)	(48,510)
Current liabilities	(22,236)	(19,329)
Total Consolidated Equity (except for intercompany eliminations)	145,602	147,657
Net revenue	223,755	248,918
Consolidated net profit	27,720	67,892
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	2,723,298	2,145,319		2,327,606		€ 1,793,489
Consolidated net profit	55,886
Non-controlling interests | Biotest AG
Disclosure of subsidiaries [line items]
Equity	329,552	357,010		361,596
Non-controlling interests | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Equity	€ 145,602	€ 147,657		€ 354,502

[1]	Restated figures (Note 2.d)